PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 2,632	$ 2,991	$ 2,534
Additional provisions, other provisions	953	946
Site restoration
Disclosure of other provisions [line items]
Provisions	309	136	141
Additional provisions, other provisions	167	3
Other
Disclosure of other provisions [line items]
Provisions	218	229	$ 101
Additional provisions, other provisions	29	148
Global Chartering Limited | Other
Disclosure of other provisions [line items]
Additional provisions, other provisions	97	126
France | Site restoration
Disclosure of other provisions [line items]
Idling period			6 years
Provisions	120	$ 113
Florange | Site restoration
Disclosure of other provisions [line items]
Provisions	77
Poland | Site restoration
Disclosure of other provisions [line items]
Provisions	$ 77